Condensed Consolidating Financial Information of Michaels Stores, Inc. (Details 2) (USD $) In Millions, unless otherwise specified	Nov. 01, 2014	Feb. 01, 2014	Nov. 02, 2013	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Current assets:
Cash and equivalents	$ 194	$ 239	$ 73	$ 56	$ 371	$ 319
Merchandise inventories	1,116	901	1,119	862
Prepaid expenses and other	99	95	99	86
Deferred income taxes	37	39	38	37
Income tax receivables	42	2	20	3
Total current assets	1,488	1,276	1,349	1,044
Property and equipment, net	377	358	353	338
Goodwill	94	94	94	94
Debt issuance costs, net of accumulated amortization	46	52	53	46
Deferred income taxes	24	28	29	30
Other assets	1	3	2	3
Total assets	2,030	1,811	1,880	1,555	1,838
Current liabilities:
Accounts payable	504	368	467	263
Accrued liabilities and other	369	409	361	367
Share-based compensation			21	35
Current portion of long-term debt	205	16	203	150
Dividend payable		2
Deferred income taxes		1	4	4
Income taxes payable	1	30		37
Total current liabilities	1,079	826	1,056	856
Long-term debt	3,131	3,678	3,678	2,891
Deferred income taxes	1	2	2	2
Share-based compensation liability			28	27
Total long-term liabilities		3,767		3,003
Total liabilities	4,299	4,593	4,850	3,859
Commitments and contingencies Stockholders' deficit:
Total stockholders' deficit	(2,269)	(2,782)	(2,970)	(2,304)	(2,501)	(2,654)
Total liabilities and stockholders' deficit	2,030	1,811	1,880	1,555
Michaels Stores Inc
Current assets:
Cash and equivalents	189	234	68	56	371	319
Merchandise inventories	1,116	901	1,119	862
Prepaid expenses and other	99	95	100	86
Receivable from Parent		2
Deferred income taxes	37	39	38	37
Income tax receivables	11	2	20	3
Total current assets	1,452	1,273	1,345	1,044
Property and equipment, net	377	358	353	338
Goodwill	94	94	94	94
Debt issuance costs, net of accumulated amortization	40	37	38	46
Deferred income taxes	23	28	29	30
Long-term receivable from Parent	8	8	5
Other assets	3	3	2	3
Total assets	1,997	1,801	1,866	1,555
Current liabilities:
Accounts payable	504	368	467	263
Accrued liabilities and other	359	377	342	367
Share-based compensation			21	35
Current portion of long-term debt	25	16	203	150
Dividend payable		30
Deferred income taxes		1	4	4
Income taxes payable	1	42	6	37
Total current liabilities	889	834	1,043	856
Long-term debt	2,950	2,878	2,878	2,891
Share-based compensation liability			28	27
Other long-term liabilities	89	90	88	85
Commitments and contingencies Stockholders' deficit:
Total stockholders' deficit	(1,931)	(2,001)	(2,171)	(2,304)
Total liabilities and stockholders' deficit	$ 1,997	$ 1,801	$ 1,866	$ 1,555